Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Statement of Comprehensive Income (Detail) - GBP (£)
£ in Millions
	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017		Dec. 31, 2017
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	£ 705.5	£ 1,278.6	£ 633.7	[1]	£ 1,912.3 [1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(176.7)	(207.4)	(257.8)		(465.2)
Gain/(loss) on revaluation of available for sale investments		32.5	(0.4)		32.1
Items that may be reclassified subsequently to profit or loss	(176.7)		(258.2)		(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans		17.0			17.0
Deferred tax on defined benefit pension plans		(24.6)			(24.6)
Fair value movements on equity investments	(140.5)
Items that will not be reclassified subsequently to profit or loss	(140.5)				(7.6)
Other comprehensive (loss)/income for the period	(317.2)	£ (182.5)	(258.2)		(440.7)
Total comprehensive income/(loss) for the period	388.3		375.5		1,471.6
Attributable to:
Equity holders of the parent	353.8		348.0		1,395.6
Non-controlling interests	34.5		27.5		76.0
Total comprehensive income for the year	388.3		375.5		1,471.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	705.5		633.7		1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(176.7)		(257.8)		(465.2)
Gain/(loss) on revaluation of available for sale investments			(0.4)		32.1
Items that may be reclassified subsequently to profit or loss	(176.7)		(258.2)		(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans					17.0
Deferred tax on defined benefit pension plans					(24.6)
Fair value movements on equity investments	(140.5)
Items that will not be reclassified subsequently to profit or loss	(140.5)				(7.6)
Other comprehensive (loss)/income for the period	(317.2)		(258.2)		(440.7)
Total comprehensive income/(loss) for the period	388.3		375.5		1,471.6
Attributable to:
Equity holders of the parent	353.8		348.0		1,395.6
Non-controlling interests	34.5		27.5		76.0
Total comprehensive income for the year	388.3		375.5		1,471.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	672.4		596.1		1,816.6
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(178.1)		(247.7)		(445.5)
Gain/(loss) on revaluation of available for sale investments			(0.4)		32.1
Items that may be reclassified subsequently to profit or loss	(178.1)		(248.1)		(413.4)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans					17.0
Deferred tax on defined benefit pension plans					(24.6)
Fair value movements on equity investments	(140.5)
Items that will not be reclassified subsequently to profit or loss	(140.5)				(7.6)
Other comprehensive (loss)/income for the period	(318.6)		(248.1)		(421.0)
Total comprehensive income/(loss) for the period	353.8		348.0		1,395.6
Attributable to:
Equity holders of the parent	353.8		348.0		1,395.6
Total comprehensive income for the year	353.8		348.0		1,395.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	724.6		644.3		1,901.2
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(178.1)		(247.7)		(445.5)
Gain/(loss) on revaluation of available for sale investments			(0.4)		32.1
Items that may be reclassified subsequently to profit or loss	(178.1)		(248.1)		(413.4)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans					17.0
Deferred tax on defined benefit pension plans					(24.6)
Fair value movements on equity investments	(140.5)
Items that will not be reclassified subsequently to profit or loss	(140.5)				(7.6)
Other comprehensive (loss)/income for the period	(318.6)		(248.1)		(421.0)
Total comprehensive income/(loss) for the period	406.0		396.2		1,480.2
Attributable to:
Equity holders of the parent	406.0		396.2		1,480.2
Total comprehensive income for the year	406.0		396.2		1,480.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	(11.7)		6.5		1.8
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	0.4		(0.4)		(0.6)
Items that may be reclassified subsequently to profit or loss	0.4		(0.4)		(0.6)
Items that will not be reclassified subsequently to profit or loss:
Other comprehensive (loss)/income for the period	0.4		(0.4)		(0.6)
Total comprehensive income/(loss) for the period	(11.3)		6.1		1.2
Attributable to:
Equity holders of the parent	(11.3)		6.1		1.2
Total comprehensive income for the year	(11.3)		6.1		1.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	1,002.4		702.5		2,110.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(177.1)		(257.4)		(464.6)
Gain/(loss) on revaluation of available for sale investments			(0.4)		32.1
Items that may be reclassified subsequently to profit or loss	(177.1)		(257.8)		(432.5)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans					17.0
Deferred tax on defined benefit pension plans					(24.6)
Fair value movements on equity investments	(140.5)
Items that will not be reclassified subsequently to profit or loss	(140.5)				(7.6)
Other comprehensive (loss)/income for the period	(317.6)		(257.8)		(440.1)
Total comprehensive income/(loss) for the period	684.8		444.7		1,670.3
Attributable to:
Equity holders of the parent	650.3		417.2		1,594.3
Non-controlling interests	34.5		27.5		76.0
Total comprehensive income for the year	684.8		444.7		1,670.3
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Disclosure of condensed consolidating statement of comprehensive income [line items]
Profit/(loss) for the period	(1,682.2)		(1,315.7)		(3,917.7)
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	356.2		495.4		891.0
Gain/(loss) on revaluation of available for sale investments			0.8		(64.2)
Items that may be reclassified subsequently to profit or loss	356.2		496.2		826.8
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans					(34.0)
Deferred tax on defined benefit pension plans					49.2
Fair value movements on equity investments	281.0
Items that will not be reclassified subsequently to profit or loss	281.0				15.2
Other comprehensive (loss)/income for the period	637.2		496.2		842.0
Total comprehensive income/(loss) for the period	(1,045.0)		(819.5)		(3,075.7)
Attributable to:
Equity holders of the parent	(1,045.0)		(819.5)		(3,075.7)
Total comprehensive income for the year	£ (1,045.0)		£ (819.5)		£ (3,075.7)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.